Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party balances and transactions
Schedule of related parties balances

	At December 31,
	2020	2019
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	1,579	1,555
Trade receivables with other related parties	845	687
Other receivables with associates	658	658
Other receivables with other related parties	8,850	8,611
Other financial assets with associates	2,609	2,494
Other financial assets with other related parties	14,135	14,573
Trade payables to other related parties	(3,945)	(3,017)
	24,731	25,561
(b) Other liabilities
Other liabilities to other related parties	(8,541)	(7,538)
	(8,541)	(7,538)
(c) Other balances
Cash and cash equivalents in other related parties	11,776	15,312
	11,776	15,312

Schedule of transactions between related parties

	For the year ended
	2020	2019	2018
Transactions
Aeronautical/Commercial revenue	4,072	7,187	7,507
Fees	(6,791)	(8,256)	(6,056)
Interest accruals	712	654	(320)
Acquisition of goods and services	(11,516)	(19,002)	(23,909)
Others	(4,262)	(4,449)	(954)